Subsequent Events	12 Months Ended
Aug. 31, 2016
Notes to Financial Statements
Note 11. Subsequent Events

Management has reviewed material events subsequent of the quarterly period ended May 31, 2016 and prior to the filing of financial statements in accordance with FASB ASC 855 “Subsequent Events”.

On September 8, 2016, John Conklin, the Company’s President & CEO, exercised 100,000 stock purchase options on a cashless basis resulting in the issuance of 30,120 shares of common stock.

On November 15, 2016, each of the three members of the Company’s board of directors were issued 40,000 shares of common stock pursuant to the 2006 Plan and entered into a lock-up agreement restricting their sale of 30,000 of those shares for a period of one year.